Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations
Discontinued operations and assets held for sale

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

In June 2019, the Group sold its remaining 39% interest in Cadent (held through its holding in Quadgas HoldCo Limited (Quadgas)). This interest had been classified as held for sale from 30 June 2018 until the date of disposal, as detailed in the Annual Report and Accounts for the year ended 31 March 2019.
The aggregate carrying value of our investment in Quadgas at the disposal date was £1,956 million. This was comprised of the carrying value of the Group’s equity interest in Quadgas of £1,494 million, a shareholder loan to Quadgas of £352 million and a derivative financial asset with a fair value of £110 million. The total sales proceeds were £1,965 million. The gain on disposal was £9 million.
We considered the disposal of our 39% investment in Quadgas as the final stage of the plan to dispose of our interest in the UK Gas Distribution business first announced in 2015, and accordingly treated the results and cash flows arising from Quadgas as a discontinued operation on the basis that the sale formed the final part of a ‘single coordinated plan’ to dispose of UK Gas Distribution. As a consequence, we have classified the various elements of income, expense and cash flows within discontinued operations as set out below. Once the assets are treated as ‘held for sale’, equity accounting ceases for our investment in our associate. We therefore ceased to record our share of profits from 30 June 2018.
The summary income statement for discontinued operations is as follows:

	2020	2019	2018
	£m	£m	£m
Revenue	—	—	—
Operating costs¹	(23)	(1)	(41)
Operating loss	(23)	(1)	(41)
Net finance income	6	23	137
Share of post-tax results of joint ventures and associates²	—	(5)	(89)
(Loss)/profit before tax from discontinued operations	(17)	17	7
Tax from discontinued operations	(1)	(5)	(5)
(Loss)/profit after tax from discontinued operations	(18)	12	2
Gain on disposal	9	—	—
Total (loss)/profit after tax from discontinued operations³	(9)	12	2

1.
Operating costs for the year ended 31 March 2020 relate to final transaction costs and other expenses in relation to Quadgas. Operating costs of £41 million for the year ended 31 March 2018 related to amounts in respect of the disposal of the UK Gas Distribution business, primarily relating to the completion accounts settlement in November 2017.

2.
For the year ended 31 March 2019, the amount presented is the net of £43 million impairment charge against the investment in Quadgas (see note 16) and £38 million share of Quadgas post-tax profits recognised prior to classification as held for sale.

3.
Of the total profit after tax from discontinued operations, the £23 million of operating expenses and the £9 million gain on disposal are treated as exceptional. For the year ended 31 March 2019, the £43 million impairment charge against the investment in Quadgas, net operating costs of £1 million and the tax thereon are classified as exceptional items.

The summary statement of comprehensive income for discontinued operations is as follows:

	2020	2019	2018
	£m	£m	£m
(Loss)/profit after tax from discontinued operations	(9)	12	2

Other comprehensive income
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax	—	36	142
Total items from discontinued operations that will never be reclassified to profit or loss	—	36	142
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	—	—
Share of other comprehensive income of associate, net of tax	—	—	5
Total items from discontinued operations that may be reclassified subsequently to profit or loss	6	—	5
Other comprehensive income for the year, net of tax from discontinued operations	6	36	147
Total comprehensive (loss)/income for the year from discontinued operations	(3)	48	149

The summary cash flows for discontinued operations are as follows:

Cash flows used in operating activities of £97 million (2019: £71 million; 2018: £207 million) primarily related to cash outflows in respect of voluntary contributions totalling £66 million paid to the Warm Homes Fund, the utilisation of provisions and the payment of the final transaction fees incurred in the period. The utilisation of provisions in 2018 mainly related to payments of professional fees in respect of the disposal of the UK Gas Distribution business.
Cash inflows from investing activities of £6 million (2019: £156 million; 2018: £171 million) were comprised of dividends received and interest received on the shareholder loan.
There were no cash flows for financing activities in 2020 or 2019. In 2018, net cash flows used in financing activities were £231 million for the settlement of RPI swaps relating to the final stages of the Group-wide liability management programme executed as part of sale process of the UK Gas Distribution business.